Cover	May 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 06, 2026
Entity File Number	001-42687
Entity Registrant Name	XCF GLOBAL, INC.
Entity Central Index Key	0002019793
Entity Tax Identification Number	33-4582264
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2500 CityWest Blvd
Entity Address, Address Line Two	Suite 150-138
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	(346)
Local Phone Number	630-4724
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	SAFX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false